Investment securities	6 Months Ended
Jun. 30, 2018
Investment securities
16 Investment securities
end of	2Q18	1Q18	4Q17
Investment securities (CHF million)
Securities available-for-sale	2,331	2,146	2,191
Total investment securities	2,331	2,146	2,191
Investment securities by type
end of	2Q18				4Q17
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Debt securities issued by Swiss federal, cantonal or local governmental entities	2	0	0	2	199	13	0	212
Debt securities issued by foreign governments	1,228	12	0	1,240	1,215	21	0	1,236
Corporate debt securities	410	0	0	410	238	0	0	238
Residential mortgage-backed securities [1]	677	0	0	677	207	0	0	207
Commercial mortgage-backed securities	2	0	0	2	173	0	0	173
Debt securities available-for-sale	2,319	12	0	2,331	2,032	34	0	2,066
Banks, trust and insurance companies [2]	–	–	–	–	95	30	0	125
Equity securities available-for-sale [2]	–	–	–	–	95	30	0	125
Securities available-for-sale	2,319	12	0	2,331	2,127	64	0	2,191
1 Relate to the consolidation of RMBS securitization VIEs where the assets are carried at fair value under the fair value option as are the VIEs’ liabilities recorded in long-term debt.
2
As a result of the adoption of ASU 2016-01 equity securities available-for-sale are now recognized in trading assets and no longer in investment securities. Refer to "Note 2 – Recently issued accounting standards" for further information.

Proceeds from sales, realized gains and realized losses from available-for-sale securities
in	6M18			6M17
	Debt securities	Equity securities	[1]	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	255	–		3	4
Realized gains	8	–		0	0
1
As a result of the adoption of ASU 2016-01 equity securities available-for-sale are now recognized in trading assets and no longer in investment securities. Refer to "Note 2 – Recently issued accounting standards" for further information.

Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
2Q18 (CHF million, except where indicated)
Due within 1 year	677	678	0.78
Due from 1 to 5 years	619	629	0.81
Due from 5 to 10 years	344	345	0.76
Due after 10 years	679	679	4.41
Total debt securities	2,319	2,331	1.85

Bank
Investment securities
15 Investment securities
end of	6M18	2017
Investment securities (CHF million)
Securities available-for-sale	2,329	2,189
Total investment securities	2,329	2,189
Investment securities by type
end of	6M18				2017
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Debt securities issued by the Swiss federal, cantonal or local governmental entities	0	0	0	0	197	13	0	210
Debt securities issued by foreign governments	1,228	12	0	1,240	1,215	21	0	1,236
Corporate debt securities	410	0	0	410	238	0	0	238
Residential mortgage-backed securities [1]	677	0	0	677	207	0	0	207
Commercial mortgage-backed securities	2	0	0	2	173	0	0	173
Debt securities available-for-sale	2,317	12	0	2,329	2,030	34	0	2,064
Banks, trust and insurance companies [2]	–	–	–	–	95	30	0	125
Equity securities available-for-sale [2]	–	–	–	–	95	30	0	125
Securities available-for-sale	2,317	12	0	2,329	2,125	64	0	2,189
1 Relate to the consolidation of RMBS securitization VIEs where the assets are carried at fair value under the fair value option as are the VIEs’ liabilities recorded in long-term debt.
2
As a result of the adoption of ASU 2016-01 equity securities available-for-sale are now recognized in trading assets and no longer in investment securities. Refer to "Note 2 – Recently issued accounting standards" for further information.

Proceeds from sales, realized gains and realized losses from available-for-sale securities
in	6M18			6M17
	Debt securities	Equity securities	[1]	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	255	–		3	4
Realized gains	8	–		0	0
1
As a result of the adoption of ASU 2016-01 equity securities available-for-sale are now recognized in trading assets and no longer in investment securities. Refer to "Note 2 – Recently issued accounting standards" for further information.

Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
6M18 (CHF million)
Due within 1 year	677	678	0.78
Due from 1 to 5 years	617	627	0.81
Due from 5 to 10 years	344	345	0.76
Due after 10 years	679	679	4.41
Total debt securities	2,317	2,329	1.85